Land Use Right, Net (Details) - Schedule of land Use Right, Net - USD ($)	Mar. 31, 2023	Sep. 30, 2022
Land and Land Improvements [Abstract]
Land use rights	$ 233,828	$ 225,798
Less: accumulated amortization	(67,352)	(62,585)
Land use right, net	$ 166,476	$ 163,213